INVESTMENTS IN DEBT AND EQUITY SECURITIES (Tables)	6 Months Ended
Jun. 30, 2023
Investments, Debt and Equity Securities [Abstract]
Schedule of marketable securities
Investment securities held by the Company consist of the following investments in corporate bonds and equity securities:

(in thousands of $)	June 30, 2023	December 31, 2022
Equity Securities	5,866	7,283
Total Investment in Debt and Equity Securities	5,866	7,283